Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated October 14, 2016
to the
Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund,
Rockefeller Intermediate Tax Exempt National Bond Fund, and
Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”),
each a series of Trust for Professional Managers (the “Trust”)
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
dated March 29, 2016

This supplement makes the following amendments to disclosures in the Funds’ Prospectus, Summary Prospectus and SAI dated March 29, 2016:

Effective September 27, 2016, Mark Iannarelli, CFA, a Portfolio Manager for the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund, has resigned from Rockefeller & Co., Inc.  Accordingly, all references to Mr. Iannarelli as a Portfolio Manager in the Funds’ Prospectus, Summary Prospectus and SAI are hereby removed.

Also effective September 27, 2016, Mr. Jimmy C. Chang, CFA, and Andrew M. Kello have been added as Portfolio Managers for the Funds.  The following disclosures are hereby revised to reflect the addition of Mr. Chang and Mr. Kello as Portfolio Managers:

Prospectus

The disclosure under the Summary Section entitled “Portfolio Manager” on page 11 is amended to read as follows:

Portfolio Manager
Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and Andrew M. Kello, Associate Portfolio Manager of the Adviser, have served as portfolio managers of the Core Taxable Bond Fund since September 27, 2016.

The disclosure under the Summary Section entitled “Portfolio Manager” on page 17 is amended to read as follows:

Portfolio Manager
Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and Andrew M. Kello, Associate Portfolio Manager of the Adviser, have served as portfolio managers of the Core Taxable Bond Fund since September 27, 2016.

The disclosure under the Summary Section entitled “Portfolio Manager” on page 23 is amended to read as follows:

Portfolio Manager
Jimmy C. Chang, CFA, Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and Andrew M. Kello, Associate Portfolio Manager of the Adviser, have served as portfolio managers of the Core Taxable Bond Fund since September 27, 2016.

The disclosure under the section entitled “Portfolio Manager” on page 40 is amended to read as follows:

Jimmy C. Chang, CFA®, is the Chief Investment Strategist, Senior Portfolio Manager and Managing Director of the Adviser, and has oversight of the Adviser’s Fixed Income Team.  He has been a co-portfolio manager to the Rockefeller Equity Allocation Fund since its inception, and has served as the portfolio manager of the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund since September 27, 2016.  Prior to joining Rockefeller & Co. in 2004, Mr. Chang served as a Senior Vice President, Chief Technology Strategist and Senior Technology Analyst at the U.S. Trust Company of New York, where he led technology equity research and co-managed a technology fund.  Mr. Chang previously served as a Senior Marketing Representative and an Advisory Systems Engineer at International Business Machines Corporation (IBM) from 1985 to 1994, where he was responsible for client relationship management, business volume and profit attainments at major international financial services and banking accounts.  Mr. Chang is a Chartered Financial Analyst charter holder.  He received an M.B.A. in Finance/International Business from New York University and a B.S. (summa cum laude) in Electrical Engineering from The Cooper Union.  He is a member of the Tau Beta Pi National Engineering Honor Society. Jimmy serves on the Investment Committee of the Foundation for Contemporary Arts.

The disclosure under the section entitled “Management of the Funds - Portfolio Managers” beginning on page 40 is amended to include the following:

Andrew M. Kello, is the Associate Portfolio Manager within the Adviser’s Fixed Income Team.  He is the associate portfolio manager of the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund since September 27, 2016.  Prior to joining Rockefeller & Co. in 2006 as a Portfolio Engineer, Mr. Kello was an Investment Associate for the Institutional Sales Group at UBS Financial Services, Inc.  While at UBS Financial Services, Inc., Mr. Kello was also a Financial Advisor in the Private Client Group and a Client Service Associate.  Mr. Kello holds a B.S. in Organizational Communication from Northeastern University.

SAI

The disclosure under the section entitled “Management of the Funds - Portfolio Managers” beginning on page 32 is amended to read as follows:

As disclosed in the Prospectus, David P. Harris, Jimmy C. Chang and Andrew M. Kello serve as the portfolio managers of the Funds (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”).  Mr. Harris and Mr. Chang serve as Portfolio Managers for the Equity Allocation Fund, and Mr. Chang and Mr. Kello serve as Portfolio Managers for the Core Taxable Bond Fund, the Tax Exempt National Bond Fund and the Tax Exempt New York Bond Fund.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Asset amounts have been rounded and are approximate as of November 30, 2015.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

David P. Harris
Other Registered Investment Companies	2	$606	0	$0
Other Pooled Investment Vehicles	16	$1,578	1	$29
Other Accounts	222	$3,288	1	$386

Jimmy C. Chang*
Other Registered Investment Companies	6	$697	0	$0
Other Pooled Investment Vehicles	13	$1,472	0	$0
Other Accounts	370	$3,878	1	$400

Andrew M. Kello*
Other Registered Investment Companies	3	$198	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	170	$1,015	0	$0

*	Information provided as of September 30, 2016.

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Funds’ investments and the management of the investments of “other accounts”.  The other accounts may have the same or similar investment objectives and strategies as the Funds but may be subject to different management fee structures than the Funds.  Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds.  The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation
The Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of Managing Directors and certain other senior professionals, participation in the firm’s Stock Incentive Plan, which is long-term in nature and designed to attract and retain senior professionals and to promote the growth of long-term shareholder value through a close alignment of interests.  Bonus compensation is determined by the Adviser and incorporates individual, team and firm performance.

Ownership of Securities in the Funds by the Portfolio Managers
As of November 30, 2015, the Portfolio Managers beneficially owned shares of the Funds as shown below:

Dollar Range of Equity Securities in the Funds
Portfolio Manager	Equity Allocation Fund	Core Taxable Bond Fund	Tax Exempt National Bond Fund	Tax Exempt New York Bond Fund
David P. Harris	None	None	None	None
Jimmy C. Chang*	None	None	None	None
Andrew M. Kello*	None	None	None	None

*	Information provided as of September 30, 2016.

Please retain this supplement with your Prospectus, Summary Prospectus and SAI.